Securities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost		$ 82,894
Fair Value 1		91,853	$ 815,962
Upto12 Months		3,980
Over 12 months		64,886
No maturity		35,527
No maturity		$ 22,987
Average return percentage		101.69%	106.30%
Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency		$ 334,783	$ 3,718,139
Financial instruments fair value US		63,401	666,835
United State Currency [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency		6,370	118,392
Financial instruments fair value US		6,370	118,392
Others [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency		1,826,954	2,364,231
Financial instruments fair value US		$ 22,082	30,735
Government Bonds Brazil [Member]
IfrsStatementLineItems [Line Items]
Description of maturity date	[1]	03/27
Cost	[1]	$ 159
Fair Value 1	[1]	163	571,753
Upto12 Months	[1]	163
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Cost	[1]	159
Fair Value 1	[1]	163
Upto12 Months	[1]	$ 163
Corporate Bonds And Other Instruments Bill Of Credit [Member]
IfrsStatementLineItems [Line Items]
Description of maturity date		10/22 - 02/25
Cost		$ 138
Fair Value 1		138	14
Upto12 Months		$ 138
Certificate Of Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Description of maturity date		10/22 - 02/25
Cost		$ 3,765
Fair Value 1		3,712	81,810
Upto12 Months		2,990
Over 12 months		$ 722
Real Estate And Agri Business Letter Of Credit [Member]
IfrsStatementLineItems [Line Items]
Description of maturity date		10/22 - 07/26
Cost		$ 1,196
Fair Value 1		1,197	1,508
Upto12 Months		668
Over 12 months		$ 529
Corporate Bond And Debenturest [Member]
IfrsStatementLineItems [Line Items]
Description of maturity date		01/23 - 05/44
Cost		$ 46,896
Fair Value 1		46,680	120,859
Over 12 months		46,680
Equity Instrumentt [Member]
IfrsStatementLineItems [Line Items]
Cost	[2]	12,483
Fair Value 1	[2]	22,082	30,735
No maturity	[2]	22,082
Investment Funds 1 [Member]
IfrsStatementLineItems [Line Items]
Fair Value 1			9,125
Stocks Issued By Public Held Company [Member]
IfrsStatementLineItems [Line Items]
Fair Value 1			158
Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Cost		905
Fair Value 1		905
No maturity		$ 905
Real Estate And Agribusiness Certificate Of Receivables [Member]
IfrsStatementLineItems [Line Items]
Description of maturity date		01/23 - 08/37
Cost		$ 17,352
Fair Value 1		16,976
Upto12 Months		21
Over 12 months		16,955
Corporate Bonds And Other Instruments [Member]
IfrsStatementLineItems [Line Items]
Cost		82,735
Fair Value 1		91,690	$ 244,209
Upto12 Months		3,817
Over 12 months		64,886
No maturity		$ 22,987

[1]	Government bonds are mainly composed of Financial Treasury Bills ("LFTs") and National Treasury Bills ("LTNs"), which had an average return of 101.69% of CDI in the year ended December 31, 2022 (106.3% during 2021) and are classified as level 1 in the fair value hierarchy, as described in note 26.
[2]	Refers to an investment in Jupiter, a neobank for consumers in India, and an investment in Din Global ("dBank"), a Pakistani fintech company. As of December 31, 2022, the total fair value of these investments corresponded to US$22,082 (US$30,735 on December 31, 2021), classified as level 3 in the fair value hierarchy, as described in note 26.